Accumulated Other Comprehensive Income (Loss) and Non-Controlling Interests - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	$ 1,114	$ 1,669
Other comprehensive income (loss)	590	(568)
Other		13
Accumulated other comprehensive income, ending balance	1,704	1,114
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,012	1,749
Other comprehensive income (loss)	911	(737)
Accumulated other comprehensive income, ending balance	1,923	1,012
Unrealized gains (losses) on available-for-sale assets
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	346	211
Other comprehensive income (loss)	(402)	135
Accumulated other comprehensive income, ending balance	(56)	346
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(11)	(6)
Other comprehensive income (loss)	(10)	(5)
Accumulated other comprehensive income, ending balance	(21)	(11)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(31)	0
Other comprehensive income (loss)	7	(31)
Accumulated other comprehensive income, ending balance	(24)	(31)
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(347)	(291)
Other comprehensive income (loss)	84	(69)
Other		13
Accumulated other comprehensive income, ending balance	(263)	(347)
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	145	6
Other comprehensive income (loss)	0	139
Accumulated other comprehensive income, ending balance	145	145
Participating policyholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	9	16
Other comprehensive income (loss)	5	(7)
Other		0
Accumulated other comprehensive income, ending balance	14	9
Transfer to retained earnings (from accumulated other comprehensive income)	(89)
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,105	1,653
Other comprehensive income (loss)		(561)
Other		13
Accumulated other comprehensive income, ending balance		1,105
Retained earnings
Disclosure of analysis of other comprehensive income by item [line items]
Transfer to retained earnings (from accumulated other comprehensive income)		(13)
Accumulated other comprehensive income (loss), net of taxes
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	$ 585	(561)
Transfer to retained earnings (from accumulated other comprehensive income)		$ 13